ICON Long/Short Fund
ICON LONG/SHORT FUND
Investment Objective/Goals
Seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 or more. More information about these and other discounts is available from your financial professional and in “Classes of Shares, Sales Charge and Distribution Arrangements” on page 57 of the Fund’s prospectus, and in “Sales Charge Reductions” in the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees ICON Long/Short Fund (USD $)		Class A		Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of purchase price)	[1]	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase cost)	[1]	1.00%	[2]	1.00%	none
Redemption Fee ($15 fee applicable for wire redemptions only)		none		none	none
[1]	The Maximum Sales Charge (Load) and the Maximum Deferred Sales Charge (Load) will not be applied to grandfathered pre-merger Class I shareholders.
[2]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses ICON Long/Short Fund		Class A	Class C	Class S
Management Fees		0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.71%	0.72%	0.59%
Expense Recoupments	[1]			0.01%
Total Annual Fund Operating Expenses		1.81%	2.57%	1.45%
Expense Reimbursements	[1]	(0.18%)	(0.19%)	(0.13%)
Total Annual Fund Operating Expenses	[2]	1.63%	2.38%	1.32%
[1]	During the year ended September 30, 2014, ICON Advisers waived $15,964 and recouped $1,498 of Class S expenses. At September 30, 2014 ICON Advisers was waiving Class S expenses.
[2]	ICON Advisers has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, dividends on short sales and extraordinary expenses) to an annual rate for Class A of 1.55%, an annual rate for Class C of 2.30%, and an annual rate of 1.25% for Class S. This expense limitation may be terminated at any time after January 31, 2021 upon 30 days' written notice of termination to the Fund's Board of Trustees. ICON Advisers is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example ICON Long/Short Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	825	1,059	1,410	2,480
Class C	341	742	1,270	2,805
Class S	134	418	723	1,658

You would pay the following expenses if you did not redeem your Class C shares.
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
ICON Long/Short Fund Class C	241	742	1,270	2,805

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64.81% of the average value of the portfolio.
Principal Investment Strategies.
The Fund uses a quantitative methodology to identify securities ICON believes are underpriced relative to value. It normally invests in equity securities of companies of any market capitalization and traded in U.S. markets. The Fund will generally take long positions in equity securities identified as undervalued and take short positions in equity securities identified as overvalued. This strategy may not be changed unless Fund shareholders are given at least 60 days’ prior notice. Each long or short position will be determined by considering the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio.

ICON believes that equity markets go through themes over time, simply stated, stocks in industries that were market leaders at one time tend to become overpriced relative to intrinsic value, and stocks in industries that were not in favor tend to drop below intrinsic value. The Fund will sell industries ICON believes are overpriced and buy industries we believe are underpriced. The Fund may invest up to 25% of its assets in a single industry. ICON’s combination of industry rotation and bottom-up valuation distinguishes us from other investment managers.
Principal Investment Risks
Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Short Sale Risk.  If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Segregated Account Risk.  Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position they are covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect its portfolio management.

Industry and Concentration Risk.  Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broad categories called sectors. The Fund may overweight industries within various sectors and may invest up to 25% of the Fund's total assets in a single industry. The fact that the Fund may overweight a specific industry or industries may cause the Fund's performance to be more susceptible to political, economic, business or other developments that affect those industries or sectors. This overweighting means the Fund may be less diverse and more volatile than its benchmark.

Small and Mid-Size Company Risk.  The Fund may invest in small or mid-size companies which in turn may involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Foreign Investment Risk.  Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, less efficient trade settlement practices, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. Foreign stock markets may also be less liquid than U.S. stock markets.

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or ICON may misgauge that worth.
Performance History
The following information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare to those of an unmanaged securities index. The performance information shown in the bar chart is for the Fund’s Class C shares. The Fund’s past performance, both before and after taxes, is no guarantee of future results. Updated performance information is available through our website www.iconfunds.com or by calling 1-800-764-0442.
Year-by-Year Total Return as of 12/31 — Class C Shares
Best Quarter: Q1 2002 15.40% Worst Quarter: Q4 2008 -20.17%

The bar chart above does not reflect any sales charges. If those charges were reflected, returns would be less than those shown.
Average Annual Total Returns for the Periods ended 12/31/14
Average Annual Total Returns ICON Long/Short Fund		Inception Date	1 Year	5 Years	10 Years	Since Inception
Class C		Oct. 17, 2002	4.97%	9.67%	3.11%	5.86%
Class C Return After Taxes on Distributions		Oct. 17, 2002	4.97%	9.67%	2.94%	5.63%
Class C Return After Taxes on Distributions and Sale of Fund Shares		Oct. 17, 2002	2.81%	7.67%	2.46%	4.76%
Class C S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		Oct. 17, 2002	13.08%	15.62%	7.90%	9.77%
Class A	[1]	May 31, 2006	0.61%	9.19%		2.11%
Class A S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)	[1]	May 31, 2006	13.08%	15.62%		8.19%
Class S		May 06, 2004	7.10%	10.83%	4.14%	5.03%
Class S S&P Composite 1500 Index (reflects no deduction for fees, expenses, or taxes)		May 06, 2004	13.08%	15.62%	7.90%	8.43%
[1]	Class I merged with and into Class A effective January 23, 2012. Former Class I shareholder performance may differ.

After-tax performance is shown only for the Fund’s Class C shares. After-tax performance for the Fund’s Class A and Class S shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.